Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Disclosure of assets and liabilities held at fair value, disaggregated by valuation technique and by product type	The following table shows assets and liabilities that are held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification:

Assets and liabilities held at fair value
	2024				2023
	Valuation technique using				Valuation technique using
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	77,581	78,548	10,115	166,244	94,615	73,442	6,509	174,566
Financial assets at fair value through the income statement	3,463	182,391	5,991	191,845	5,747	193,121	5,368	204,236
Derivative financial assets	101	290,182	2,073	292,356	107	252,464	3,540	256,111
Financial assets at fair value through other comprehensive income	19,021	28,315	3,674	51,010	21,079	29,568	776	51,423
Investment property	—	—	9	9	—	—	2	2
Total Assets	100,166	579,436	21,862	701,464	121,548	548,595	16,195	686,338
Trading portfolio liabilities	(27,033)	(28,754)	(395)	(56,182)	(28,380)	(29,013)	(368)	(57,761)
Financial liabilities designated at fair value	(181)	(276,355)	(3,241)	(279,777)	(117)	(297,244)	(1,212)	(298,573)
Derivative financial liabilities	(86)	(276,064)	(3,181)	(279,331)	(81)	(245,146)	(4,653)	(249,880)
Total Liabilities	(27,300)	(581,173)	(6,817)	(615,290)	(28,578)	(571,403)	(6,233)	(606,214)

Disclosure of Level 3 assets	The following table shows Barclays Bank Group’s Level 3 assets and liabilities that are held at fair value disaggregated by product type:

As at 31 December 2024	Loans	Corporate debt	Asset backed securities	Government debt	Private equity investments	Issued debt	Reverse repurchase and repurchase agreements	Interest rate derivatives	Equity derivatives	Other products[1]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	6,146	1,590	991	1,018	—	—	—	—	—	370	10,115
Financial assets at fair value through the income statement	3,991	913	139	35	219	—	539	—	—	155	5,991
Derivative financial assets	—	—	—	—	—	—	—	1,193	477	403	2,073
Financial assets at fair value through other comprehensive income	2,858	47	757	12	—	—	—	—	—	—	3,674
Investment property	—	—	—	—	—	—	—	—	—	9	9
Total assets	12,995	2,550	1,887	1,065	219	—	539	1,193	477	937	21,862
Trading portfolio liabilities	—	(374)	(6)	—	—	—	—	—	—	(15)	(395)
Financial liabilities designated at fair value	—	—	—	—	—	(1,842)	(1,379)	—	—	(20)	(3,241)
Derivative financial liabilities	—	—	—	—	—	—	—	(1,013)	(1,219)	(949)	(3,181)
Total Liabilities	—	(374)	(6)	—	—	(1,842)	(1,379)	(1,013)	(1,219)	(984)	(6,817)

As at 31 December 2023	Loans	Corporate debt	Asset backed securities	Government debt	Private equity investments	Issued debt	Reverse repurchase and repurchase agreements	Interest rate derivatives	Equity derivatives	Other products[1]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	4,469	679	318	669	—	—	—	—	—	374	6,509
Financial assets at fair value through the income statement	3,984	889	85	—	145	—	209	—	—	56	5,368
Derivative financial assets	—	—	—	—	—	—	—	2,211	977	352	3,540
Financial assets at fair value through other comprehensive income	533	—	200	42	—	—	—	—	—	1	776
Investment property	—	—	—	—	—	—	—	—	—	2	2
Total assets	8,986	1,568	603	711	145	—	209	2,211	977	785	16,195
Trading portfolio liabilities	—	(359)	—	—	—	—	—	—	—	(9)	(368)
Financial liabilities designated at fair value	—	—	—	—	—	(629)	(517)	—	—	(66)	(1,212)
Derivative financial liabilities	—	—	—	—	—	—	—	(1,701)	(2,041)	(911)	(4,653)
Total Liabilities	—	(359)	—	—	—	(629)	(517)	(1,701)	(2,041)	(986)	(6,233)
Note
1Other products include funds and fund-linked products, equity cash products, investment property, foreign exchange derivatives and credit derivatives.
The following table summarises the movements in the Level 3 balances during the year. Transfers have been reflected as if they had taken place at the beginning of the year.
Asset and liability transfers between Level 2 and Level 3 are primarily due to 1) an increase or decrease in observable market activity related to an input or 2) a change in the significance of the unobservable input, with assets and liabilities classified as Level 3 if an unobservable input is deemed significant.

Analysis of movements in Level 3 assets and liabilities
	As at 1 January 2024					Total gains and (losses) in the period recognised in the income statement		Total gains and (losses) in the period recognised in OCI	Transfers		31 December 2024
		Purchases	Sales	Issues	Settlements	Trading income[2]	Other income		In	Out
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	6,509	5,848	(1,817)	—	(865)	(9)	—	—	775	(326)	10,115
Financial assets at fair value through the income statement	5,368	2,540	(1,524)	—	(582)	—	56	—	206	(73)	5,991
Fair value through other comprehensive income	776	3,116	(43)	—	—	3	22	—	—	(200)	3,674
Investment property	2	9	(2)	—	—	—	—	—	—	—	9
Trading portfolio liabilities	(368)	(26)	20	—	—	(7)	—	—	(15)	1	(395)
Financial liabilities designated at fair value	(1,212)	(409)	—	(1,147)	143	(74)	—	—	(892)	350	(3,241)
Net derivative financial instruments[1]	(1,113)	(571)	(7)	—	(15)	(66)	—	—	163	501	(1,108)
Total	9,962	10,507	(3,373)	(1,147)	(1,319)	(153)	78	—	237	253	15,045

Analysis of movements in Level 3 assets and liabilities
	As at 1 January 2023					Total gains and (losses) in the period recognised in the income statement		Total gains and (losses) in the period recognised in OCI	Transfers		As at 31 December 2023
		Purchases	Sales	Issues	Settlements	Trading income[2]	Other income		In	Out
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	6,480	3,394	(3,023)	—	(602)	11	—	—	1,059	(810)	6,509
Financial assets at fair value through the income statement	6,111	3,877	(3,411)	—	(1,084)	26	(14)	—	239	(376)	5,368
Fair value through other comprehensive income	4	733	—	—	(3)	—	—	—	42	—	776
Investment property	5	—	(4)	—	—	—	1	—	—	—	2
Trading portfolio liabilities	(56)	(367)	45	—	—	—	—	—	—	10	(368)
Financial liabilities designated at fair value	(1,042)	(38)	—	(403)	—	(38)	(3)	—	(147)	459	(1,212)
Net derivative financial instruments[1]	(1,190)	(639)	24	—	83	(92)	—	—	388	313	(1,113)
Total	10,312	6,960	(6,369)	(403)	(1,606)	(93)	(16)	—	1,581	(404)	9,962
Notes
1The derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets are £2,073m (2023: £3,540m) and derivative financial liabilities are £(3,181)m (2023: £(4,653)m).
2Trading income represents gains and losses on Level 3 financial instruments which in the majority are offset by losses and gains on financial instruments disclosed in level 2.
The following table summarises the fair value of financial assets and liabilities measured at amortised cost on Barclays Bank Group’s and
Barclays Bank PLC's balance sheet disaggregated by balance sheet classification:

Barclays Bank Group	2024					2023
	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Financial assets
Debt securities at amortised cost	50,227	49,400	18,307	29,509	1,584	39,046	37,807	13,976	21,384	2,447
Loans and advances at amortised cost	144,827	146,369	6,791	67,601	71,977	146,201	147,323	5,766	73,231	68,326
Reverse repurchase agreements and other similar secured lending	3,393	3,393	—	3,393	—	1,103	1,103	—	1,103	—
Assets included in disposal groups classified as held for sale	9,544	9,628	—	3,520	6,108	3,855	3,855	—	3,855	—
Financial liabilities
Deposits at amortised cost	(319,376)	(319,135)	(203,393)	(115,172)	(570)	(301,798)	(301,851)	(166,087)	(135,461)	(303)
Repurchase agreements and other similar secured borrowing	(29,397)	(29,397)	—	(29,397)	—	(28,554)	(28,554)	—	(28,554)	—
Debt securities in issue	(35,803)	(35,745)	—	(34,612)	(1,133)	(45,653)	(45,557)	—	(44,595)	(962)
Subordinated liabilities	(41,875)	(43,030)	—	(42,189)	(841)	(35,903)	(37,295)	—	(37,100)	(195)
Liabilities included in disposal groups classified as held for sale	(3,647)	(3,647)	—	(3,647)	—	(3,077)	(3,077)	—	(3,077)	—

Disclosure of Level 3 liabilities	The following table shows Barclays Bank Group’s Level 3 assets and liabilities that are held at fair value disaggregated by product type:

As at 31 December 2024	Loans	Corporate debt	Asset backed securities	Government debt	Private equity investments	Issued debt	Reverse repurchase and repurchase agreements	Interest rate derivatives	Equity derivatives	Other products[1]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	6,146	1,590	991	1,018	—	—	—	—	—	370	10,115
Financial assets at fair value through the income statement	3,991	913	139	35	219	—	539	—	—	155	5,991
Derivative financial assets	—	—	—	—	—	—	—	1,193	477	403	2,073
Financial assets at fair value through other comprehensive income	2,858	47	757	12	—	—	—	—	—	—	3,674
Investment property	—	—	—	—	—	—	—	—	—	9	9
Total assets	12,995	2,550	1,887	1,065	219	—	539	1,193	477	937	21,862
Trading portfolio liabilities	—	(374)	(6)	—	—	—	—	—	—	(15)	(395)
Financial liabilities designated at fair value	—	—	—	—	—	(1,842)	(1,379)	—	—	(20)	(3,241)
Derivative financial liabilities	—	—	—	—	—	—	—	(1,013)	(1,219)	(949)	(3,181)
Total Liabilities	—	(374)	(6)	—	—	(1,842)	(1,379)	(1,013)	(1,219)	(984)	(6,817)

As at 31 December 2023	Loans	Corporate debt	Asset backed securities	Government debt	Private equity investments	Issued debt	Reverse repurchase and repurchase agreements	Interest rate derivatives	Equity derivatives	Other products[1]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	4,469	679	318	669	—	—	—	—	—	374	6,509
Financial assets at fair value through the income statement	3,984	889	85	—	145	—	209	—	—	56	5,368
Derivative financial assets	—	—	—	—	—	—	—	2,211	977	352	3,540
Financial assets at fair value through other comprehensive income	533	—	200	42	—	—	—	—	—	1	776
Investment property	—	—	—	—	—	—	—	—	—	2	2
Total assets	8,986	1,568	603	711	145	—	209	2,211	977	785	16,195
Trading portfolio liabilities	—	(359)	—	—	—	—	—	—	—	(9)	(368)
Financial liabilities designated at fair value	—	—	—	—	—	(629)	(517)	—	—	(66)	(1,212)
Derivative financial liabilities	—	—	—	—	—	—	—	(1,701)	(2,041)	(911)	(4,653)
Total Liabilities	—	(359)	—	—	—	(629)	(517)	(1,701)	(2,041)	(986)	(6,233)
Note
1Other products include funds and fund-linked products, equity cash products, investment property, foreign exchange derivatives and credit derivatives.
The following table summarises the movements in the Level 3 balances during the year. Transfers have been reflected as if they had taken place at the beginning of the year.
Asset and liability transfers between Level 2 and Level 3 are primarily due to 1) an increase or decrease in observable market activity related to an input or 2) a change in the significance of the unobservable input, with assets and liabilities classified as Level 3 if an unobservable input is deemed significant.

Analysis of movements in Level 3 assets and liabilities
	As at 1 January 2024					Total gains and (losses) in the period recognised in the income statement		Total gains and (losses) in the period recognised in OCI	Transfers		31 December 2024
		Purchases	Sales	Issues	Settlements	Trading income[2]	Other income		In	Out
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	6,509	5,848	(1,817)	—	(865)	(9)	—	—	775	(326)	10,115
Financial assets at fair value through the income statement	5,368	2,540	(1,524)	—	(582)	—	56	—	206	(73)	5,991
Fair value through other comprehensive income	776	3,116	(43)	—	—	3	22	—	—	(200)	3,674
Investment property	2	9	(2)	—	—	—	—	—	—	—	9
Trading portfolio liabilities	(368)	(26)	20	—	—	(7)	—	—	(15)	1	(395)
Financial liabilities designated at fair value	(1,212)	(409)	—	(1,147)	143	(74)	—	—	(892)	350	(3,241)
Net derivative financial instruments[1]	(1,113)	(571)	(7)	—	(15)	(66)	—	—	163	501	(1,108)
Total	9,962	10,507	(3,373)	(1,147)	(1,319)	(153)	78	—	237	253	15,045

Analysis of movements in Level 3 assets and liabilities
	As at 1 January 2023					Total gains and (losses) in the period recognised in the income statement		Total gains and (losses) in the period recognised in OCI	Transfers		As at 31 December 2023
		Purchases	Sales	Issues	Settlements	Trading income[2]	Other income		In	Out
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	6,480	3,394	(3,023)	—	(602)	11	—	—	1,059	(810)	6,509
Financial assets at fair value through the income statement	6,111	3,877	(3,411)	—	(1,084)	26	(14)	—	239	(376)	5,368
Fair value through other comprehensive income	4	733	—	—	(3)	—	—	—	42	—	776
Investment property	5	—	(4)	—	—	—	1	—	—	—	2
Trading portfolio liabilities	(56)	(367)	45	—	—	—	—	—	—	10	(368)
Financial liabilities designated at fair value	(1,042)	(38)	—	(403)	—	(38)	(3)	—	(147)	459	(1,212)
Net derivative financial instruments[1]	(1,190)	(639)	24	—	83	(92)	—	—	388	313	(1,113)
Total	10,312	6,960	(6,369)	(403)	(1,606)	(93)	(16)	—	1,581	(404)	9,962
Notes
1The derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets are £2,073m (2023: £3,540m) and derivative financial liabilities are £(3,181)m (2023: £(4,653)m).
2Trading income represents gains and losses on Level 3 financial instruments which in the majority are offset by losses and gains on financial instruments disclosed in level 2.
The following table summarises the fair value of financial assets and liabilities measured at amortised cost on Barclays Bank Group’s and
Barclays Bank PLC's balance sheet disaggregated by balance sheet classification:

Barclays Bank Group	2024					2023
	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Financial assets
Debt securities at amortised cost	50,227	49,400	18,307	29,509	1,584	39,046	37,807	13,976	21,384	2,447
Loans and advances at amortised cost	144,827	146,369	6,791	67,601	71,977	146,201	147,323	5,766	73,231	68,326
Reverse repurchase agreements and other similar secured lending	3,393	3,393	—	3,393	—	1,103	1,103	—	1,103	—
Assets included in disposal groups classified as held for sale	9,544	9,628	—	3,520	6,108	3,855	3,855	—	3,855	—
Financial liabilities
Deposits at amortised cost	(319,376)	(319,135)	(203,393)	(115,172)	(570)	(301,798)	(301,851)	(166,087)	(135,461)	(303)
Repurchase agreements and other similar secured borrowing	(29,397)	(29,397)	—	(29,397)	—	(28,554)	(28,554)	—	(28,554)	—
Debt securities in issue	(35,803)	(35,745)	—	(34,612)	(1,133)	(45,653)	(45,557)	—	(44,595)	(962)
Subordinated liabilities	(41,875)	(43,030)	—	(42,189)	(841)	(35,903)	(37,295)	—	(37,100)	(195)
Liabilities included in disposal groups classified as held for sale	(3,647)	(3,647)	—	(3,647)	—	(3,077)	(3,077)	—	(3,077)	—

Disclosure of unrealised gains and losses on Level 3 financial assets and liabilities	The following tables disclose the unrealised gains and losses recognised in the year arising on Level 3 financial assets and liabilities held at year end.

Unrealised gains and (losses) recognised during the period on Level 3 assets and liabilities held at year end
	2024				2023
	Income statement		Other compre- hensive income		Income statement		Other compre- hensive income
	Trading income[1]	Other income		Total	Trading income[1]	Other income		Total
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	(9)	—	—	(9)	10	—	—	10
Financial assets at fair value through the income statement	—	55	—	55	28	1	—	29
Fair value through other comprehensive income	3	22	—	25	—	—	—	—
Investment property	—	—	—	—	—	1	—	1
Trading portfolio liabilities	(7)	—	—	(7)	—	—	—	—
Financial liabilities designated at fair value	(77)	—	—	(77)	(38)	(3)	—	(41)
Net derivative financial instruments[1]	(58)	—	—	(58)	(107)	—	—	(107)
Total	(148)	77	—	(71)	(107)	(1)	—	(108)
Note
1Trading income represents gains and losses on Level 3 financial instruments which in the majority are offset by losses and gains on financial instruments disclosed in level 2.

Disclosure of significant unobservable inputs, assets	The following table discloses the valuation techniques and significant unobservable inputs for assets and liabilities recognised at fair value and classified as Level 3 along with the range of values used for those significant unobservable inputs:

	Valuation technique(s)[1]	Significant unobservable inputs	2024		2023
			Range		Range
			Min	Max	Min	Max	Units[2]
Derivative financial instruments[3]
Interest rate derivatives	Discounted cash flows	Inflation forwards	3	3	4	7%
		Credit spread	14	1,972	15	1,672	bps
		Yield	0	12	1	7%
		Growth curve	n/m4	n/m4	(1)	2%
	Option model	Inflation volatility	n/m4	n/m4	66	257	bps vol
		Interest rate volatility	19	175	26	515	bps vol
		FX - IR correlation	(36)	30	(20)	78%
		IR - IR correlation	33	98	(20)	98%
		IR - Inflation correlation	10	10	10	10%
		Inflation - Inflation correlation	5	5	5	5%
Equity derivatives	Option model	Equity volatility	1	133	5	138%
		Equity - equity correlation	40	100	40	100%
	Discounted cash flow	Discount margin	(215)	351	(238)	110	bps
Non-derivative financial instruments
Loans	Discounted cash flows	Loan spread	35	908	41	802	bps
		Credit spread	194	1,011	186	870	bps
		Discount margin	230	345	230	345	bps
		Yield	2	18	7	18%
	Comparable pricing	Comparable price	0	240	0	287	points
Asset backed securities	Comparable pricing	Comparable price	0	125	0	5,000	points
	Discounted cash flows	Discount margin	(137)	(25)	n/m4	n/m4	bps
	Option Model	Equity volatility	15	32	n/m4	n/m4%
Corporate debt	Comparable pricing	Comparable price	0	2,322	0	352	points
Government debt	Comparable pricing	Comparable price	0	123	1	127	points
Issued debt	Discounted cash flows	Credit spread	50	198	60	192	bps
	Option model	Equity volatility	1	111	4	91%
		Interest rate volatility	19	211	11	391	bps vol
Reverse repurchase and repurchase agreements	Discounted cash flows	Repo spread	14	186	385	468	bps
Notes
1A range has not been provided for Net Asset Value as there would be a wide range reflecting the diverse nature of the positions.
2The units used to disclose ranges for significant unobservable inputs are percentages, points and basis points. Points are a percentage of par; for example,
100 points equals 100% of par. A basis point equals 1/100th of 1%; for example, 150 basis points equals 1.5%.
3Certain derivative instruments are classified as Level 3 due to a significant unobservable credit spread input into the calculation of the Credit Valuation
Adjustment for the instruments. The range of significant unobservable credit spreads is between 14bps-1,972bps (2023: 29bps-1,672bps).
4      Non-material level 3 balances for these unobservable inputs.

Disclosure of significant unobservable inputs, liabilities	The following table discloses the valuation techniques and significant unobservable inputs for assets and liabilities recognised at fair value and classified as Level 3 along with the range of values used for those significant unobservable inputs:

	Valuation technique(s)[1]	Significant unobservable inputs	2024		2023
			Range		Range
			Min	Max	Min	Max	Units[2]
Derivative financial instruments[3]
Interest rate derivatives	Discounted cash flows	Inflation forwards	3	3	4	7%
		Credit spread	14	1,972	15	1,672	bps
		Yield	0	12	1	7%
		Growth curve	n/m4	n/m4	(1)	2%
	Option model	Inflation volatility	n/m4	n/m4	66	257	bps vol
		Interest rate volatility	19	175	26	515	bps vol
		FX - IR correlation	(36)	30	(20)	78%
		IR - IR correlation	33	98	(20)	98%
		IR - Inflation correlation	10	10	10	10%
		Inflation - Inflation correlation	5	5	5	5%
Equity derivatives	Option model	Equity volatility	1	133	5	138%
		Equity - equity correlation	40	100	40	100%
	Discounted cash flow	Discount margin	(215)	351	(238)	110	bps
Non-derivative financial instruments
Loans	Discounted cash flows	Loan spread	35	908	41	802	bps
		Credit spread	194	1,011	186	870	bps
		Discount margin	230	345	230	345	bps
		Yield	2	18	7	18%
	Comparable pricing	Comparable price	0	240	0	287	points
Asset backed securities	Comparable pricing	Comparable price	0	125	0	5,000	points
	Discounted cash flows	Discount margin	(137)	(25)	n/m4	n/m4	bps
	Option Model	Equity volatility	15	32	n/m4	n/m4%
Corporate debt	Comparable pricing	Comparable price	0	2,322	0	352	points
Government debt	Comparable pricing	Comparable price	0	123	1	127	points
Issued debt	Discounted cash flows	Credit spread	50	198	60	192	bps
	Option model	Equity volatility	1	111	4	91%
		Interest rate volatility	19	211	11	391	bps vol
Reverse repurchase and repurchase agreements	Discounted cash flows	Repo spread	14	186	385	468	bps
Notes
1A range has not been provided for Net Asset Value as there would be a wide range reflecting the diverse nature of the positions.
2The units used to disclose ranges for significant unobservable inputs are percentages, points and basis points. Points are a percentage of par; for example,
100 points equals 100% of par. A basis point equals 1/100th of 1%; for example, 150 basis points equals 1.5%.
3Certain derivative instruments are classified as Level 3 due to a significant unobservable credit spread input into the calculation of the Credit Valuation
Adjustment for the instruments. The range of significant unobservable credit spreads is between 14bps-1,972bps (2023: 29bps-1,672bps).
4      Non-material level 3 balances for these unobservable inputs.

Disclosure of sensitivity analysis of valuations using unobservable inputs, assets	In general, a significant increase in loan spreads in isolation will result in a fair value decrease for a loan.

Sensitivity analysis of valuations using unobservable inputs (Relates to Level 3 Portfolios)
	2024				2023
	Favourable changes		Unfavourable changes		Favourable changes		Unfavourable changes

	Income statement	Equity	Income statement	Equity	Income statement	Equity	Income statement	Equity
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m
Loans	577	43	(742)	(43)	545	2	(763)	(2)
Corporate debt	87	—	(56)	—	34	—	(22)	—
Asset backed securities	57	4	(40)	(4)	37	1	(27)	(1)
Government debt	47	—	(56)	—	31	—	(34)	—
Private equity investments	28	—	(28)	—	9	—	(9)	—
Interest rate derivatives	98	—	(212)	—	78	—	(158)	—
Equity derivatives	199	—	(269)	—	142	—	(226)	—
Other products[1]	91	—	(104)	—	89	—	(98)	—
Total	1,184	47	(1,507)	(47)	965	3	(1,337)	(3)
Note
1Other products include equity cash products, credit derivatives, foreign exchange derivatives and fund and fund linked products

Disclosure of sensitivity analysis of valuations using unobservable inputs, liabilities	In general, a significant increase in loan spreads in isolation will result in a fair value decrease for a loan.

Sensitivity analysis of valuations using unobservable inputs (Relates to Level 3 Portfolios)
	2024				2023
	Favourable changes		Unfavourable changes		Favourable changes		Unfavourable changes

	Income statement	Equity	Income statement	Equity	Income statement	Equity	Income statement	Equity
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m
Loans	577	43	(742)	(43)	545	2	(763)	(2)
Corporate debt	87	—	(56)	—	34	—	(22)	—
Asset backed securities	57	4	(40)	(4)	37	1	(27)	(1)
Government debt	47	—	(56)	—	31	—	(34)	—
Private equity investments	28	—	(28)	—	9	—	(9)	—
Interest rate derivatives	98	—	(212)	—	78	—	(158)	—
Equity derivatives	199	—	(269)	—	142	—	(226)	—
Other products[1]	91	—	(104)	—	89	—	(98)	—
Total	1,184	47	(1,507)	(47)	965	3	(1,337)	(3)
Note
1Other products include equity cash products, credit derivatives, foreign exchange derivatives and fund and fund linked products

Disclosure of fair value adjustments	Key balance sheet valuation adjustments are quantified below:

	2024	2023
Barclays Bank Group	£m	£m
Exit price adjustments derived from market bid-offer spreads	(529)	(558)
Uncollateralised derivative funding	19	(4)
Derivative credit valuation adjustments	(184)	(209)
Derivative debit valuation adjustments	108	144